DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation And Amortization
Depreciation and amortization

	R$ thousands
	Year ended December 31
	2022	2021	2020
Amortization expenses	(3,132,310)	(3,060,180)	(2,960,924)
Depreciation expenses	(2,530,910)	(2,712,720)	(2,960,106)
Total	(5,663,220)	(5,772,900)	(5,921,030)